Payson Total Return Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
December 31, 2024
1
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2024.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized
Shares Security Description Value
Common Stock - 93.8%
Consumer Discretionary - 8.8%
75,280 Amazon.com, Inc.(a) $ 16,515,679
1,775 AutoZone, Inc.(a) 5,683,550
10,900 The Home Depot, Inc. 4,239,991
26,439,220
Consumer Staples - 1.8%
10,325 Thermo Fisher Scientific, Inc. 5,371,375
Energy - 2.6%
34,202 Chevron Corp. 4,953,818
20,680 Marathon Petroleum Corp. 2,884,860
7,838,678
Financials - 9.2%
35,500 JPMorgan Chase & Co. 8,509,705
15,853 Mastercard, Inc., Class A 8,347,714
33,616 Visa, Inc., Class A 10,624,001
27,481,420
Health Care - 5.1%
43,035 AbbVie, Inc. 7,647,319
17,750 Amgen, Inc. 4,626,360
5,830 UnitedHealth Group, Inc. 2,949,164
15,222,843
Industrials - 16.2%
41,214 AMETEK, Inc. 7,429,236
21,460 Caterpillar, Inc. 7,784,830
6,575 Deere & Co. 2,785,827
23,750 Dover Corp. 4,455,500
13,300 Hubbell, Inc. 5,571,237
51,098 L3Harris Technologies, Inc. 10,744,887
64,000 nVent Electric PLC 4,362,240
56,327 Otis Worldwide Corp. 5,216,443
48,350,200
Information Technology - 50.1%
23,700 Accenture PLC, Class A 8,337,423
18,100 Adobe, Inc.(a) 8,048,708
99,000 Alphabet, Inc., Class A 18,740,700
86,226 Apple, Inc. 21,592,715
Shares Security Description Value
Information Technology - 50.1% (continued)
8,479 ASML Holding NV $ 5,876,625
121,140 Broadcom, Inc. 28,085,098
25,830 CDW Corp. 4,495,453
92,270 Lam Research Corp. 6,664,662
26,780 Meta Platforms, Inc., Class A 15,679,958
25,100 Microsoft Corp. 10,579,650
139,500 NVIDIA Corp. 18,733,455
15,534 WEX, Inc.(a) 2,723,421
149,557,868
Total Common Stock (Cost $158,557,623) 280,261,604
Shares Security Description Value
Exchange Traded Fund - 4.1%
177,000 SPDR Portfolio S&P
500 ETF
(Cost $11,500,557) 12,202,380
Investments, at value - 97.9% (Cost
$170,058,180) $ 292,463,984
Other Assets & Liabilities, Net - 2.1% 6,229,899
Net Assets - 100.0% $ 298,693,883
ETF Exchange Traded Fund
PLC Public Limited Company
(a) Non-income producing security.

Payson Total Return Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
December 31, 2024
2
as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and an
Exchange Traded Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT
CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 292,463,984
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 292,463,984